Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck Funds
Entity Central Index Key	0000768847
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000090895
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class A
Trading Symbol	CMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
AssetsNet	$ 566,937,187
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,240,465
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,937,187 Number of Portfolio Holdings21 Portfolio Turnover Rate-% Advisory Fees Paid$1,240,465
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.5%
Money Market Fund		4.5%
Government		94.0%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090897
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class I
Trading Symbol	COMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 566,937,187
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,240,465
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,937,187 Number of Portfolio Holdings21 Portfolio Turnover Rate-% Advisory Fees Paid$1,240,465
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.5%
Money Market Fund		4.5%
Government		94.0%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090898
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class Y
Trading Symbol	CMCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 566,937,187
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,240,465
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,937,187 Number of Portfolio Holdings21 Portfolio Turnover Rate-% Advisory Fees Paid$1,240,465
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.5%
Money Market Fund		4.5%
Government		94.0%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000114413
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	EMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$64	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[4]
AssetsNet	$ 62,391,729
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 121,254
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$62,391,729 Number of Portfolio Holdings108 Portfolio Turnover Rate118% Advisory Fees Paid$121,254
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.4)%
Other Investments		1.7%
Money Market Fund		3.0%
Industrials		1.0%
Real Estate		1.1%
Financials		1.7%
Energy		6.6%
Government		86.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000117963
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	EMBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[5]
AssetsNet	$ 62,391,729
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 121,254
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$62,391,729 Number of Portfolio Holdings108 Portfolio Turnover Rate118% Advisory Fees Paid$121,254
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.4)%
Other Investments		1.7%
Money Market Fund		3.0%
Industrials		1.0%
Real Estate		1.1%
Financials		1.7%
Energy		6.6%
Government		86.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000117964
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class Y
Trading Symbol	EMBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$51	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[6]
AssetsNet	$ 62,391,729
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 121,254
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$62,391,729 Number of Portfolio Holdings108 Portfolio Turnover Rate118% Advisory Fees Paid$121,254
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.4)%
Other Investments		1.7%
Money Market Fund		3.0%
Industrials		1.0%
Real Estate		1.1%
Financials		1.7%
Energy		6.6%
Government		86.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024992
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	GBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$86	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.60%	[7]
AssetsNet	$ 377,877,048
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,081,327
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$377,877,048 Number of Portfolio Holdings73 Portfolio Turnover Rate16% Advisory Fees Paid$1,081,327
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033045
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class I
Trading Symbol	EMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$54	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[8]
AssetsNet	$ 377,877,048
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,081,327
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$377,877,048 Number of Portfolio Holdings73 Portfolio Turnover Rate16% Advisory Fees Paid$1,081,327
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088110
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	EMRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$59	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[9]
AssetsNet	$ 377,877,048
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,081,327
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$377,877,048 Number of Portfolio Holdings73 Portfolio Turnover Rate16% Advisory Fees Paid$1,081,327
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000214759
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Z
Trading Symbol	EMRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[10]
AssetsNet	$ 377,877,048
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,081,327
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$377,877,048 Number of Portfolio Holdings73 Portfolio Turnover Rate16% Advisory Fees Paid$1,081,327
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024996
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class A
Trading Symbol	GHAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$73	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%	[11]
AssetsNet	$ 492,198,652
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,955,912
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$492,198,652 Number of Portfolio Holdings69 Portfolio Turnover Rate19% Advisory Fees Paid$1,955,912
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		2.2%
Industrials & Utilities		1.1%
Materials		1.6%
Renewables & Alternatives		4.2%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.8%
Base & Industrial Metals		20.7%
Oil & Gas		31.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033047
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class I
Trading Symbol	GHAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$50	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[12]
AssetsNet	$ 492,198,652
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,955,912
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$492,198,652 Number of Portfolio Holdings69 Portfolio Turnover Rate19% Advisory Fees Paid$1,955,912
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		2.2%
Industrials & Utilities		1.1%
Materials		1.6%
Renewables & Alternatives		4.2%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.8%
Base & Industrial Metals		20.7%
Oil & Gas		31.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088112
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class Y
Trading Symbol	GHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$60	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[13]
AssetsNet	$ 492,198,652
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,955,912
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$492,198,652 Number of Portfolio Holdings69 Portfolio Turnover Rate19% Advisory Fees Paid$1,955,912
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		2.2%
Industrials & Utilities		1.1%
Materials		1.6%
Renewables & Alternatives		4.2%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.8%
Base & Industrial Metals		20.7%
Oil & Gas		31.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024994
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class A
Trading Symbol	INIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$87	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.36%	[14]
AssetsNet	$ 963,298,792
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,827,312
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$963,298,792 Number of Portfolio Holdings41 Portfolio Turnover Rate14% Advisory Fees Paid$2,827,312
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024995
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class C
Trading Symbol	IIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$139	2.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.19%	[15]
AssetsNet	$ 963,298,792
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,827,312
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$963,298,792 Number of Portfolio Holdings41 Portfolio Turnover Rate14% Advisory Fees Paid$2,827,312
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033046
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class I
Trading Symbol	INIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$64	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.00%	[16]
AssetsNet	$ 963,298,792
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,827,312
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$963,298,792 Number of Portfolio Holdings41 Portfolio Turnover Rate14% Advisory Fees Paid$2,827,312
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088111
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class Y
Trading Symbol	INIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$70	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.09%	[17]
AssetsNet	$ 963,298,792
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,827,312
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$963,298,792 Number of Portfolio Holdings41 Portfolio Turnover Rate14% Advisory Fees Paid$2,827,312
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000195045
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class I
Trading Symbol	MWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[18]
AssetsNet	$ 31,563,109
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,563,109 Number of Portfolio Holdings55 Portfolio Turnover Rate32% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.3%
Materials		3.7%
Consumer Discretionary		3.8%
Communication Services		5.2%
Financials		6.4%
Consumer Staples		13.0%
Industrials		20.0%
Health Care		20.0%
Information Technology		27.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000195046
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class Z
Trading Symbol	MWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[19]
AssetsNet	$ 31,563,109
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,563,109 Number of Portfolio Holdings55 Portfolio Turnover Rate32% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.3%
Materials		3.7%
Consumer Discretionary		3.8%
Communication Services		5.2%
Financials		6.4%
Consumer Staples		13.0%
Industrials		20.0%
Health Care		20.0%
Information Technology		27.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000259178
Shareholder Report [Line Items]
Fund Name	VanEck Onchain Economy ETF
Class Name	VanEck Onchain Economy ETF
Trading Symbol	NODE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Onchain Economy ETF (the "Fund") for the period May 13, 2025 (inception of Fund) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Onchain Economy ETF	$9Footnote Reference(a)	0.67%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 9	[20]
Expense Ratio, Percent	0.67%	[21]
AssetsNet	$ 9,066,854
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,307
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,066,854 Number of Portfolio Holdings63 Portfolio Turnover Rate12% Advisory Fees Paid$6,307
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.8%
Other Investments		0.9%
Health Care		1.1%
Industrials		1.7%
Real Estate		1.7%
Communication Services		4.1%
Consumer Discretionary		6.0%
Energy		9.0%
Utilities		12.8%
Crypto Exchange Traded Products		13.1%
Financials		21.2%
Information Technology		27.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Expenses for a full period would be higher than the amount shown.
[21]	Annualized